SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements, to support its working capital requirements.

The disruption on the Group’s business operations caused by the pandemic of COVID-19 has had material adverse effects on its financial condition and operations during the first quarter of 2020. As the disruptions are ongoing, the Group is unable to reasonably estimate the business resume date due to the uncertainties surrounding the business closures and other events related to the COVID-19 outbreak. To uphold its business and manage cash flows, the Group has reduced labor costs and other operational expenses, as well as reducing and postponing discretional capital expenditures. Management believes that there is no substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The preparation of consolidated financial statements in conformity with U.S.  GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods.  Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, consolidation of the VIEs, purchase price allocation relating to business acquisitions, valuation allowance for deferred tax assets, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets, intangible assets, goodwill and long term investments, and incremental borrowing rate for leases. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and kindergartens.  All profits, transactions and balances among the Company, its subsidiaries, its VIEs and VIEs' subsidiaries and kindergartens have been eliminated upon consolidation.

Foreign currency translation

Foreign currency translation

The Company's functional currency is the United States dollar.  The functional currency of the Company's subsidiaries, VIEs and VIEs' subsidiaries and kindergartens in the PRC is the Chinese Renminbi ("RMB"). The functional currency of the Company's subsidiaries in Singapore is the Singapore dollar ("SGD$").

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income (loss).

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks, on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash represents RMB deposits in restricted bank accounts for operating kindergartens as required by certain local regulations. The deposits in restricted bank accounts cannot be withdrawn until these kindergartens are closed. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories

Inventories

Inventories, mainly consisting of educational toys, teaching aids, and textbooks, are stated at the lower of cost or net realized value. Cost is determined using the weighted average method.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, available-for-sale securities, accounts receivable, other receivables, current and non-current loan receivables, amounts due from related parties, current portion of long-term debt, amount due to related parties and other payables. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, accounts receivable, other receivable, current loan receivables, amounts due from related parties, current portion of long-term debt, amount due to related parties and other payable approximate their fair values due to the short-term maturities of these instruments. Available-for-sale securities are carried at fair value. The carrying amount of non-current loan receivables approximates fair value as its interest rates are at the same level of current market yield for comparable loans.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off when the Group determines that the balance is uncollectible.

Loan receivables

Loan receivables

Loan receivables are recorded at unpaid principal balances, net of unearned interest income and allowance that reflects the Group’s best estimate of the amounts that may not be collected.

There is no allowance for loan losses recorded during the years ended December 31, 2017, 2018 and 2019.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Leases

Leases

The Group has lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and Singapore under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group. The Group's leases have remaining lease terms of up to nineteen years, none of them include options to extend or terminate the leases.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Intangible assets, net

Intangible assets, net

Intangible assets with definite lives are carried at cost less accumulated amortization and impairment. The amortization of such intangible assets is recognized over the expected useful lives of the assets.

Intangible assets with indefinite lives is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Impairment of long-lived assets with definite lives

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.

All entities may adopt the amendments in this update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be a material impact on its consolidated financial statements from the adoption of the new guidance.

In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be a material impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be impact on its consolidated financial statements and related disclosures from the adoption of the new guidance.

Impairment of goodwill and indefinite-lived intangible assets

Impairment of goodwill and indefinite-lived intangible assets

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Group to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

The Group performed its annual impairment test, at December 31, using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Long-term investments

Long-term investments

The Group's long-term investments consist of equity method investments and available-for-sale security.

(a)    Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest in common shares or in-substance common shares, the Group accounts for the investment under the equity method.  Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%.  Other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investments at cost and subsequently recognizes its proportionate share of each equity investee’s net income or loss after the date of investment into earnings and accordingly adjusts the carrying amount of the investment.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group estimates the fair value of the investee company using discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company's business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Group did not record any impairment losses on its equity method investments during the years ended December 31, 2017, 2018 and 2019.

(b)    Available-for-sale securities

For investment in preferred shares which is determined to be debt securities, the Group accounts for them as long-term available-for-sale securities when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss).

The Group reviews its investment in available-for-sale securities, for other-than-temporary impairment based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. When assessing investments for other-than-temporary declines in value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Revenue recognition

Revenue recognition

On January 1, 2018, the Group adopted ASC 606 applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting period beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group recorded a net reduction to opening accumulated deficit of $931 as of January 1, 2018 due to the cumulative impact of adopting ASC 606. The impacts to revenue for the year 2018 were an increase of $1,151 as a result of adopting ASC 606.

The Group follows five steps for its revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group generated its revenues from the following revenue sources:

(i)    Tuition fees generated from kindergarten services, play-and- learn centers services and student care services

The Group provides private kindergarten services, play-and-learn centers services and students care centers services to students. Tuition fees are collected in advance and are initially recorded as deferred revenue.

Kindergarten services are by themselves, a series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, the kindergarten services are accounted for as a single performance obligation.

Play-and-learn centers services provide a different series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, play-and-learn centers services are accounted for as a single performance obligation.

Student care services provide a different series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, student care services are accounted for as a single performance obligation.

The transaction prices for kindergarten services, play-and-learn centers services and student care services are determined by the contract amount net of refund. For the kindergarten program, the students can claim certain amount of the tuition refund, upon withdrawal, if more than a certain number of classes are missed. For the play-and-learn program, students are entitled to refund, upon withdrawal, for unused portion of the prepaid course fees. For the student care services, the students can claim refund, upon withdrawal, if classes are missed due to illness. The refund amount is subject to the refund policy at each facility and the timing of the student's withdrawal.

Revenues for the kindergarten services and student care center services are recognized on a straight line basis over the service period from the registration day to the day on which the service period ends. Revenues for the play-and-learn centers services are recognized ratably over the course of the programs.

(ii)   Franchising fees

The Group generates revenues by franchising kindergartens and play-and-learn centers under the brand name of RYB. The Group collects from franchisees the initial franchising fees and annual franchise fee. As the initial franchising service and annual franchising service are distinct from each other, the Group identifies two performance obligations accordingly. The transaction price is allocated to each performance obligation based on a relative stand-alone selling price.

Initial franchising fees represent provision of initial set-up services which are typically received upfront and recorded as prepayments from customers. The set-up period usually begins with the site renovation or training services, whichever is earlier, to the time point when kindergartens or play-and-learn centers commence operations, which is approximately 7 or 8 months. Initial franchising fees are recognized over time throughout the set-up period.

Annual franchise fees represent supporting services provided by the Group to the franchised kindergartens or play-and-learn centers, including marketing and advertising services. The related annual franchise fees are received upfront and recorded as deferred revenue. Annual franchise fees are recognized over time throughout the contract terms.

(iii)   Sales of educational merchandise

The Group's educational merchandise consists of educational toys, teaching aids, textbooks and other goods. The Group considers both franchisees and end-users are its customers. Prepayments for sales of educational merchandise is recognized as prepayments from customers. Sales of educational merchandise is accounted for as a single performance obligation, and recognize at the point of time when the control of promised goods is transferred to the customers.

(iv)   Training services

The Group provides training services to the franchisees and the teaching staffs of the franchised kindergartens and play-and-learn centers. The Group identified the training services as a single performance obligation, and given the trainings are usually performed during a short period of time, revenues are recognized at the point of time when training services are delivered.

(v)   Royalty fees

The Group also sells educational merchandise and provides kindergarten solutions through its other business partners. The royalty fees are received upfront and recorded as deferred revenue. The Group identified the royalty fees as a single performance obligation, and revenues are recognized over time throughout the contract terms.

Disaggregation of revenue

The following table presents the Group’s revenues disaggregated by revenue sources.

	Years ended December 31,
	2017	2018	2019

Net revenues:
PRC kindergartens	105,679	124,175	131,427
PRC play-and-learn centers	29,871	26,777	24,901
Singapore kindergartens, student care centers and others	—	—	19,073
Others	5,253	5,546	6,882

Total net revenues	140,803	156,498	182,283

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2017	2018	2019
Services:
Tuition fees from kindergartens, play-and-learn centers and student care centers	100,745	117,080	147,417
Franchise fees	13,537	14,365	12,269
Training and other services	7,703	7,161	6,156
Royalty fees	884	610	341
	122,869	139,216	166,183
Products:
Sale of educational merchandise	17,934	17,282	16,100
Total net revenues	140,803	156,498	182,283

Contract liabilities

The Group's contract liabilities consists of prepayments from customers and deferred revenue, primarily relate to the advance consideration received from customers, which include tuition fees received from customers, initial franchise fees and annual franchise fees received from franchisees, advance consideration of educational merchandise received from customers, and royalty fees received from other business partners, for which services have not yet been provided to the customers. The prepayments from customers and deferred revenue are recognized as revenue once the criteria for revenue recognition are met.

The table below reflects the Group's contract liabilities:

	As of December 31,
	2018	2019

Prepayments from customers, current portion	6,647	5,904
Prepayments from customers, non-current portion	3,582	2,508
Deferred revenue, current portion	29,578	31,993
Deferred revenue, non-current portion	6,915	5,531

The Group recognized $29,000 in revenue for the year ended December 31, 2019 which related to contract liabilities that existed at December 31, 2018. The Group recognized $31,000 in revenue for the year ended December 31, 2018 which related to contract liabilities that existed at December 31, 2017.

There was no contract asset recorded as of December 31, 2018 and 2019.

Value added taxes

Value added taxes

Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax ("VAT") rate is 17% of the gross sales for general VAT payer before May 1, 2018. Some subsidiaries of the Group are deemed as general VAT payer for the sales of educational merchandise and the intercompany sales. The net VAT balance, after netting off the input VAT, is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

Since May 1, 2018, the VAT rate decreased to 16% of the gross sales for general VAT payer. Therefore, VAT is calculated at 16% on the sales of educational merchandise and paid after deducting input VAT on purchases for the period of May 1, 2018 to March 31, 2019.

Since April 1, 2019, the VAT rate decreased to 13% of the gross sales for general VAT payer. Therefore, VAT is calculated at 13% on the sales of educational merchandise and paid after deducting input VAT on purchases since April 1, 2019.

Tuition fees generated from kindergarten services in the PRC are qualified for VAT exemption pursuant to a circular jointly released by the Ministry of Finance and Finance and State Administration of Taxation. Revenue generated from other services in the PRC, namely play-and-learn center services, franchise fees, royalty fees, and training services, is reported net of VAT, at a rate of 6%, collected on behalf of PRC tax authorities, except for an entity who is designated as a small scale VAT payer. Small scale VAT payer is subject to VAT at a rate of 3% on play-and-learn center services and training services.

Goods and Services Tax (“GST”) is a broad-based value added tax in Singapore, which is imposed on all supplies of goods and services in Singapore made by a taxable person for business purposes. GST rate is 7% of the gross sales. Singapore's entities whose taxable turnover for the past 12 months exceeds SGD$1 million or the taxable turnover in the next 12 months to be more than SGD$1 million should be registered as GST-registered companies, their revenue generated from kindergarten services, student care center services and others, is reported net of GST collected on behalf of Singapore tax authorities. For Non-GST registered entities, they are qualified for GST exemption for all kinds of revenue.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation are measured based on the grant date fair value of the equity instrument. Share-based compensation expenses are recognized over the requisite service period based on the graded vesting attribution method with corresponding impact reflected in additional paid-in capital. When no future services are required to be performed by grantees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Government subsidies

Government subsidies

The Group receives government subsidies at the discretion of the local government based on certain criteria in relation to the Group's kindergarten operations. Government subsidies are recognized as liabilities when the government subsidies are received, and released to consolidated statements of operations as government subsidy income when the Group is not subject to further obligation or future refunds. For government subsidies granted to specific kindergartens to subsidize their rental and teacher training costs are recorded by offset to the cost of revenues when the conditions are met.

For the years ended December 31, 2017, 2018 and 2019, $863,  $683 and $499 were recognized as government subsidy income, respectively; $nil,  $1,098 and $6,022 were recognized as reduction of cost of revenues, respectively.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Contingency

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its kindergartens, product, taxing authorities and other matters, and are required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or nonoccurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $42,068 and $39,020, which were denominated in RMB, at December 31, 2018 and 2019, respectively, representing 41% and 56% of the cash and cash equivalents at December 31, 2018 and 2019, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, accounts receivable, loan receivables, amounts due from related parties and other current assets. As of December 31, 2019, all of the Group’s cash and cash equivalents and term deposits were deposited in financial institutions located in the PRC, the United States of America and Singapore. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC and Singapore. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues or accounts receivable from customers which individually represent greater than 10% of the total net revenues in the three years ended December 31, 2019 or accounts receivable as of December 31, 2018 and 2019.

Recent accounting pronouncements

Recent accounting pronouncements adopted

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Group has elected not to record on the balance sheet leases with an initial term of twelve months or less. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 (the “optional transition method”) and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. Upon adoption of Topic 842, the Group recognized right-of-use assets and corresponding lease liabilities of $78,909 and $84,243, respectively, on the consolidated balance sheet. The difference between the right-of-use assets and lease liabilities was due to prepaid and accrued rent. The adoption did not have a material impact on the Group’s consolidated statements of operations or consolidated statements of cash flows upon adoption as described in Note 14. The adoption of Topic 842 also did not result in a cumulative-effect adjustment to retained earnings.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.

All entities may adopt the amendments in this update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be a material impact on its consolidated financial statements from the adoption of the new guidance.

In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be a material impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Company on January 1, 2020. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be impact on its consolidated financial statements and related disclosures from the adoption of the new guidance.